INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2021 HKD ($)
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 337,143